Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Time charter revenues	$ 299,848	$ 244,045	$ 216,495
Total operating revenues	299,848	244,045	216,495
Operating expenses
Vessel operating expenses	62,872	52,910	60,709
Voyage and charter-hire expenses	6,042	32,311	39,463
Administrative expenses	33,679	22,832	19,958
Depreciation and amortization	70,286	65,076	63,482
Impairment of long-term assets (Note 6)	500	4,500	1,500
Total operating expenses	173,379	177,629	185,112
Other operating gains and losses (Note 5)	(5,438)	(6,230)	0
Operating income	121,031	60,186	31,383
Gain on sale of available-for-sale securities	541	4,196	0
Financial income (expenses)
Interest income	1,757	4,290	11,710
Interest expense	(25,773)	(32,654)	(43,898)
Other financial items, net (Note 7)	(29,086)	(38,597)	30,496
Net financial expenses	(53,102)	(66,961)	(1,692)
Income (loss) before equity in net losses of investees, income taxes and non-controlling interests	68,470	(2,579)	29,691
Income taxes (Note 8)	1,705	(1,427)	(1,643)
Equity in net (losses) earnings of investees (Note 11)	(1,900)	(1,435)	(4,902)
Gain on sale of investee	0	0	8,355
Net income (loss)	68,275	(5,441)	31,501
Net (income) loss attributable to non-controlling interests	(21,625)	5,825	(8,419)
Net income attributable to Golar LNG Ltd	$ 46,650	$ 384	$ 23,082
Per common share amounts:
Earnings - Basic and diluted (Note 9) (in dollars per share)	$ 0.62	$ 0.01	$ 0.34
Cash dividends declared and paid (in dollars per share)	$ 1.13	$ 0.45	$ 0